BUSINESS ACQUISITION (Schedule Of Significant Acquisitions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 28, 2017	Oct. 27, 2017	Jul. 20, 2017	Jul. 03, 2017	Dec. 31, 2016
Capital injection receivable			$ 5,016
Inventory				$ 8,786	$ 3,721	$ 2,791
Goodwill	$ 84,434	$ 101,937					$ 0
— Contingent consideration	14,113	66,794
Shandong [Member]
Cash		0
Goodwill		26,550
Noncontrolling interest		7,965
— Cash consideration		0
— Contingent consideration		18,585
Total		18,585
Chongqing [Member]
Cash		2,727
Goodwill		11,719
Noncontrolling interest		4,334
— Cash consideration		818
— Contingent consideration		9,294
Total		10,112
Wuhan [Member]
Cash		0
Goodwill		10,405
Noncontrolling interest		3,121
— Cash consideration		0
— Contingent consideration		7,284
Total		7,284
Other used car dealer acquisitions [Member]
Cash		1,270
Goodwill		38,317
Noncontrolling interest		11,876
— Cash consideration		381
— Contingent consideration		27,330
Total		$ 27,711
Shanxi [Member]
Cash	0
Capital injection receivable	1,360
Inventory	4,604
Goodwill	3,917
Noncontrolling interest	1,175
— Cash consideration	4,536
Forgiveness of financing receivable	1,428
— Contingent consideration	2,742
Total	8,706
After-sales service centers [Member]
Capital injection receivable	651
Inventory	35
Goodwill	16,244
Noncontrolling interest	4,873
— Cash consideration	686
— Contingent consideration	11,371
Total	$ 12,057